Appendix 1 Details of Assets and Liabilities in Foreign Currency	12 Months Ended
Dec. 31, 2025
APPENDIX 1 DETAILS OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Appendix 1 Details of Assets and Liabilities in Foreign Currency

APPENDIX 1 DETAIL OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY

This appendix forms an integral part of these consolidated financial statements.

The detail of assets and liabilities denominated in foreign currency is as follows:

	12-31-2025
ASSETS	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT ASSETS
Cash and cash equivalents	44	103,917	357,864	83	16	461,924
Other current financial assets	—	776	206	—	—	982
Other current non-financial assets	—	158,496	13,411	648	—	172,555
Trade and other receivables, current	38,372	902,353	445,444	72	—	1,386,241
Current receivables due from related parties	—	9,277	34,835	17,699	—	61,811
Inventories	—	11,187	56,824	110	—	68,121
Current tax assets	—	74,242	13,211	—	—	87,453
TOTAL CURRENT ASSETS	38,416	1,260,248	921,795	18,612	16	2,239,087

NON-CURRENT ASSETS
Other non-current financial assets	—	24,070	—	—	—	24,070
Other non-current non-financial assets	442	5,813	8,231	—	—	14,486
Trade and other non-current receivables	2,132	109,245	994,007	—	—	1,105,384
Investments accounted for using the equity method	—	30	45,924	—	514	46,468
Intangible assets other than goodwill	—	270,788	21,842	—	160	292,790
Goodwill	—	862,154	40,039	—	—	902,193
Property, plant and equipment	—	4,400,043	3,349,469	—	13,924	7,763,436
Investment property	—	7,930	—	—	—	7,930
Right-of-use asset	—	374,282	1,044	4,537	—	379,863
Deferred tax assets	—	111,514	16,438	—	—	127,952
TOTAL NON CURRENT ASSETS	2,574	6,165,869	4,476,994	4,537	14,598	10,664,572

TOTAL ASSETS	40,990	7,426,117	5,398,789	23,149	14,614	12,903,659

	12-31-2024
ASSETS	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT ASSETS
Cash and cash equivalents	38	247,383	137,191	149	—	384,761
Other current financial assets	—	9,317	10,271	—	—	19,588
Other current non-financial assets	—	128,287	23,915	572	934	153,708
Trade and other receivables, current	5,462	954,194	535,601	1	—	1,495,258
Current receivables due from related parties	—	4,449	27,651	10,835	—	42,935
Inventories	—	38,347	26,209	228	616	65,400
Current tax assets	—	69,338	10,156	—	1,012	80,506
TOTAL CURRENT ASSETS	5,500	1,451,315	770,994	11,785	2,562	2,242,156

NON-CURRENT ASSETS
Other non-current financial assets	—	4,663	—	—	—	4,663
Other non-current non-financial assets	77	143,174	5,875	—	—	149,126
Trade and other non-current receivables	28,110	63,276	1,071,984	—	—	1,163,370
Investments accounted for using the equity method	—	32,706	114	—	—	32,820
Intangible assets other than goodwill	—	113,845	180,368	—	178	294,391
Goodwill	—	852,363	40,039	—	—	892,402
Property, plant and equipment	—	3,717,998	3,846,970	—	14,725	7,579,693
Investment property	—	7,201	—	—	—	7,201
Right-of-use asset	221,144	31,916	12,706	7,813	—	273,579
Deferred tax assets	—	119,682	6,003	—	—	125,685
TOTAL NON CURRENT ASSETS	249,331	5,086,824	5,164,059	7,813	14,903	10,522,930

TOTAL ASSETS	254,831	6,538,139	5,935,053	19,598	17,465	12,765,086

	01-01-2024
ASSETS	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT ASSETS
Cash and cash equivalents	41	512,221	129,815	117	12	642,206
Other current financial assets	—	65,191	12,013	22	—	77,226
Other current non-financial assets	3,483	78,926	31,080	676	411	114,576
Trade and other receivables, current	6,108	1,418,293	227,871	61	—	1,652,333
Current receivables due from related parties	—	6,088	36,909	14,320	—	57,317
Inventories	715	14,547	45,853	5,712	167	66,994
Current tax assets	—	84,116	8,361	—	2	92,479
TOTAL CURRENT ASSETS	10,347	2,179,382	491,902	20,908	592	2,703,131

NON-CURRENT ASSETS
Other non-current financial assets	2,096	11,132	—	—	—	13,228
Other non-current non-financial assets	91	271,667	34	—	—	271,792
Trade and other non-current receivables	35,053	402,769	592,457	—	—	1,030,279
Investments accounted for using the equity method	—	28,839	67	—	—	28,906
Intangible assets other than goodwill	—	127,927	94,265	—	137	222,329
Goodwill	—	968,335	40,039	—	—	1,008,374
Property, plant and equipment	—	3,919,024	3,877,034	—	13,802	7,809,860
Investment property	—	8,369	—	—	—	8,369
Right-of-use asset	248,011	37,498	13,539	7,697	—	306,745
Deferred tax assets	—	62,693	25,858	—	—	88,551
TOTAL NON CURRENT ASSETS	285,251	5,838,253	4,643,293	7,697	13,939	10,788,433

TOTAL ASSETS	295,598	8,017,635	5,135,195	28,605	14,531	13,491,564

	12-31-2025
LIABILITIES	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Brazilian Real	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT LIABILITIES
Other current financial liabilities	49,641	—	272,441	—	—	—	322,082
Current lease liability	34,966	4,041	1,638	873	—	—	41,518
Trade and other payables, current	100,224	1,100,200	319,112	13,371	568	—	1,533,475
Current payable to related parties	—	104,291	190,873	76,755	—	—	371,919
Other current provisions	—	30,599	103	—	—	—	30,702
Current tax liabilities	—	105,077	4,953	—	—	—	110,030
Other current non-financial liabilities	—	63,451	30	129	—	—	63,610
TOTAL CURRENT LIABILITIES	184,831	1,407,659	789,150	91,128	568	—	2,473,336

NON-CURRENT LIABILITIES
Other non-current financial liabilities	137,682	—	2,032,646	—	—	—	2,170,328
Non-current lease liability	328,537	2,340	35,169	2,633	—	—	368,679
Trade and other payables non-current	—	—	985,569	—	—	—	985,569
Non-current payables to related parties	—	—	861,531	—	—	—	861,531
Other long-term provisions	—	205,893	8,282	—	—	—	214,175
Deferred tax liabilities	—	154,621	45,831	—	—	—	200,452
Non-current provisions for employee benefits	—	64,058	—	—	—	—	64,058
Other non-current non-financial liabilities	—	16,024	—	—	—	—	16,024
TOTAL NON-CURRENT LIABILITIES	466,219	442,936	3,969,028	2,633	—	—	4,880,816

TOTAL LIABILITIES	651,050	1,850,595	4,758,178	93,761	568	—	7,354,152

	12-31-2024
LIABILITIES	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Brazilian Real	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT LIABILITIES
Other current financial liabilities	43,870	—	40,133	—	—	—	84,003
Current lease liability	24,952	—	301	1,729	—	—	26,982
Trade and other payables, current	81,184	964,131	472,537	17,809	210	—	1,535,871
Current payable to related parties	—	40,341	186,626	72,395	—	—	299,362
Other current provisions	—	51,052	482	—	—	—	51,534
Current tax liabilities	—	185,451	4,291	—	—	—	189,742
Other current non-financial liabilities	—	54,498	9,466	—	—	—	63,964
TOTAL CURRENT LIABILITIES	150,006	1,295,473	713,836	91,933	210	—	2,251,458

NON-CURRENT LIABILITIES
Other non-current financial liabilities	—	—	2,382,396	—	—	—	2,382,396
Non-current lease liability	253,417	—	9,210	6,043	—	—	268,670
Trade and other payables non-current	—	—	969,504	—	—	—	969,504
Non-current payables to related parties	—	—	1,019,514	—	—	—	1,019,514
Other long-term provisions	—	180,798	35,233	—	—	—	216,031
Deferred tax liabilities	—	183,012	25,623	—	—	—	208,635
Non-current provisions for employee benefits	—	65,831	—	—	—	—	65,831
Other non-current non-financial liabilities	—	37,745	—	—	—	—	37,745
TOTAL NON-CURRENT LIABILITIES	253,417	467,386	4,441,480	6,043	—	—	5,168,326

TOTAL LIABILITIES	403,423	1,762,859	5,155,316	97,976	210	—	7,419,784

	01-01-2024
LIABILITIES	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Brazilian Real	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT LIABILITIES
Other current financial liabilities	47,920	—	653,255	—	—	—	701,175
Current lease liability	25,253	114	407	1,746	—	—	27,520
Trade and other payables, current	10,603	1,259,837	387,462	11,487	271	—	1,669,660
Current payable to related parties	—	7,652	184,012	335,707	—	12	527,383
Other current provisions	—	28,622	18	—	36	—	28,676
Current tax liabilities	—	177,578	4,959	—	—	—	182,537
Other current non-financial liabilities	—	37,688	9,011	1,672	9	—	48,380
TOTAL CURRENT LIABILITIES	83,776	1,511,491	1,239,124	350,612	316	12	3,185,331

NON-CURRENT LIABILITIES
Other non-current financial liabilities	223,599	—	1,947,726	—	—	—	2,171,325
Non-current lease liability	269,417	1,104	1,271	6,305	—	—	278,097
Trade and other payables non-current	—	332,979	345,987	—	—	—	678,966
Non-current payables to related parties	—	—	1,179,760	—	—	—	1,179,760
Other long-term provisions	—	201,369	39,876	—	—	—	241,245
Deferred tax liabilities	—	35,566	161,115	—	—	—	196,681
Non-current provisions for employee benefits	—	70,607	1,014	—	—	—	71,621
Other non-current non-financial liabilities	—	60,676	—	—	—	—	60,676
TOTAL NON-CURRENT LIABILITIES	493,016	702,301	3,676,749	6,305	—	—	4,878,371

TOTAL LIABILITIES	576,792	2,213,792	4,915,873	356,917	316	12	8,063,702